Offerings - Offering: 1	Aug. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 7,015,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,035,414.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000,000
Value of Securities Received, Per Share	14.03
Value of Securities Received	$ 7,015,000,000.00
Fee Note MAOP	$ 7,015,000,000.00
Offering Note	The number of shares to be registered represents the maximum number of shares of the Registrant's common stock estimated to be issuable pursuant to the merger agreement described in the enclosed document. Pursuant to Rule 416, this registration statement also covers additional securities that may be issued as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee and calculated pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act of 1933, as amended, the proposed maximum aggregate offering price is equal to: (1) $14.03, the average of the high and low prices per share of Blue Owl Capital Corporation III's common stock (the securities to be canceled in the merger) on August 14, 2024, as reported on the New York Stock Exchange multiplied by (2) 500,000,000, the maximum number of shares of common stock of Blue Owl Corporation III that may be exchanged for shares of the registrant's common stock in accordance with the terms of the Merger Agreement.